TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE SMALL CAP VALUE FUND
The fees and expenses table and "Example" under the heading "The Fund's Fees and Expenses" in the section of the Fund's Prospectus titled "Touchstone Small Cap Value Fund Summary" are hereby deleted and replaced with the following to reflect the addition of Acquired Fund Fees and Expenses (AFFE):

TOUCHSTONE SMALL CAP VALUE FUND
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE FUNDS GROUP TRUST - TOUCHSTONE SMALL CAP VALUE FUND - USD ($)	TOUCHSTONE SMALL CAP VALUE FUND, Class A	TOUCHSTONE SMALL CAP VALUE FUND, Class C	TOUCHSTONE SMALL CAP VALUE FUND, Class Y	TOUCHSTONE SMALL CAP VALUE FUND, Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE FUNDS GROUP TRUST - TOUCHSTONE SMALL CAP VALUE FUND		TOUCHSTONE SMALL CAP VALUE FUND, Class A	TOUCHSTONE SMALL CAP VALUE FUND, Class C	TOUCHSTONE SMALL CAP VALUE FUND, Class Y	TOUCHSTONE SMALL CAP VALUE FUND, Institutional Class
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.68%	1.79%	1.05%	0.62%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%	0.10%
Expenses (as a percentage of Assets)	[1]	1.93%	3.79%	2.05%	1.62%
Fee Waiver or Reimbursement	[2]	(0.45%)	(1.56%)	(0.82%)	(0.54%)
Net Expenses (as a percentage of Assets)	[1],[2]	1.48%	2.23%	1.23%	1.08%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2017.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.38%, 2.13%, 1.13%, and 0.98% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund's current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE FUNDS GROUP TRUST - TOUCHSTONE SMALL CAP VALUE FUND - USD ($)	TOUCHSTONE SMALL CAP VALUE FUND, Class A	TOUCHSTONE SMALL CAP VALUE FUND, Class C	TOUCHSTONE SMALL CAP VALUE FUND, Class Y	TOUCHSTONE SMALL CAP VALUE FUND, Institutional Class
Expense Example, with Redemption, 1 Year	717	326	125	110
Expense Example, with Redemption, 3 Years	1,105	1,015	563	458
Expense Example, with Redemption, 5 Years	1,518	1,822	1,028	830
Expense Example, with Redemption, 10 Years	2,665	3,928	2,314	1,876

Expense Example, No Redemption - USD ($)	TOUCHSTONE FUNDS GROUP TRUST TOUCHSTONE SMALL CAP VALUE FUND TOUCHSTONE SMALL CAP VALUE FUND, Class C
Expense Example, No Redemption, 1 Year	226
Expense Example, No Redemption, 3 Years	1,015
Expense Example, No Redemption, 5 Years	1,822
Expense Example, No Redemption, 10 Years	3,928